Average Annual Total Returns - Victory RS Small Cap Growth Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years	Class R6 Since Inception		Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	29.91%	17.63%	15.22%	27.31%	15.19%	13.53%	19.52%	13.61%	12.28%	35.78%	18.13%	14.92%	37.20%	18.52%	15.37%	38.32%			22.64%	[1]	38.21%	19.35%	16.23%	34.63%	16.36%	13.48%

[1]	The inception date of Class R6 is July 12, 2017.